COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) facility lawsuit	Dec. 31, 2021 USD ($) lawsuit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 06, 2013 USD ($)
Concentration Risk [Line Items]
Purchases		$ 448.1	$ 0.0	$ 0.0
Number of processing facilities with suspended operations | facility	2
Inventory reclass expense		6.8
Estimated incremental charges		10.8
Unfavorable Regulatory Action
Concentration Risk [Line Items]
Estimated possible loss	$ 20.0	$ 20.0
Minimum
Concentration Risk [Line Items]
Purchase commitment term		1 year
Maximum
Concentration Risk [Line Items]
Purchase commitment term		6 years
Inventory Allowance
Concentration Risk [Line Items]
Estimated incremental charges		$ 2.2
Accounts Receivable Sales Allowance
Concentration Risk [Line Items]
Estimated incremental charges		3.0
Accrued Liabilities
Concentration Risk [Line Items]
Estimated incremental charges		$ 5.6
DBCP Cases
Concentration Risk [Line Items]
Pending lawsuits | lawsuit	180	180
Damages claimed		$ 17,800.0
Number of cases resulted in judgments | lawsuit		24
Former Shell Site
Concentration Risk [Line Items]
Estimated possible loss					$ 310.0
Former Shell Site, Costs Associated With Lawsuit
Concentration Risk [Line Items]
Estimated possible loss					$ 90.0
Letter Of Credit, Bank And Surety Bonds
Concentration Risk [Line Items]
Guarantees	$ 68.8	$ 68.8	10.8
Bank Borrowings And Equity Method Investments
Concentration Risk [Line Items]
Guarantees	$ 13.9	$ 13.9	$ 12.3
Workforce Subject to Collective Bargaining Arrangements | Labor Force Concentration Risk
Concentration Risk [Line Items]
Percentage of employees covered by collective bargaining agreements		33.00%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year | Labor Force Concentration Risk
Concentration Risk [Line Items]
Percentage of employees covered by collective bargaining agreements		33.00%
Workforce Subject To Collective Bargaining Arrangements Expiring After One Year | Labor Force Concentration Risk
Concentration Risk [Line Items]
Percentage of employees covered by collective bargaining agreements		67.00%